Significant accounting policies, judgements and estimation uncertainty (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020
Disclosure of detailed information about borrowings [line items]
Vesting period	stock options typically vest over three years (33 ⅓% per year) and expire after five to ten years.
Long-term debt	$ 17,929	$ 6,050	$ 6,432
Percentage of increase or decrease in total forecasted revenue	10.00%
Forecasted revenue
Period of forecasted revenue	two years
ACOA loans [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	35.00%
Weighted average discount rate	higher by 10%, or lower by 10%
Long-term debt	$ 1,410
Loans payable	3,148
ACOA loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	640
ACOA loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 869